4. Summary of significant accounting practices (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary Of Significant Accounting Practices [Line Items]
Advance from ticket sales	R$ 1,673,987	R$ 1,476,514
Accumulated losses	(8,396,567)	(7,312,849)
Deficit attributable GLAI' shareholders	R$ (4,985,412)	(3,500,534)
As previously reported [member]
Summary Of Significant Accounting Practices [Line Items]
Advance from ticket sales		1,456,939
Accumulated losses		(7,293,274)
Deficit attributable GLAI' shareholders		(3,480,959)
Deferred revenue Adjustment [member]
Summary Of Significant Accounting Practices [Line Items]
Advance from ticket sales		19,575	R$ 19,183
Accumulated losses		(19,575)
Deficit attributable GLAI' shareholders		R$ (19,575)